UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number     811-07292

North American Government Bond Fund, Inc.

(Exact name of registrant as specified in charter)

666 Fifth Avenue, 11th Floor
New York, New York 10103

(Address of principal executive offices)

R. Alan Medaugh, President
ISI, Inc.
666 Fifth Avenue, 11th Floor
New York, New York 10103

(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 446-5600

Date of fiscal year end:	October 31

Date of reporting period:	July 1, 2013 - June 30, 2014

ITEM 1.	PROXY VOTING RECORD

The North American Government Bond Fund, Inc. did not hold any securities for which it voted a proxy during the reporting period (July 1, 2013 through June 30, 2014).

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTH AMERICAN GOVERNMENT BOND FUND, INC.

By:	/s/ R. Alan Medaugh
R. Alan Medaugh
President

Date:	August 21, 2014